UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--140.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Casinos--6.6%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	3,715,000	b	4,058,638
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	740,000	b	821,400
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	2,370,000	b	2,648,475
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	3,940,000	b	4,678,750
Pinnacle Entertainment,
Gtd. Notes		7.50	4/15/21	1,695,000	b	1,775,496
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	1,095,000	b	1,157,962
Scientific Games International,
Gtd. Notes		10.00	12/1/22	3,250,000	c	2,994,062
						18,134,783
Consumer Discretionary--23.2%
Accudyne Industries,
Gtd. Notes		7.75	12/15/20	1,340,000	b,c	1,273,000
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,215,000	b	1,306,125
Boyd Gaming,
Gtd. Notes		9.00	7/1/20	1,350,000		1,388,813
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	555,000	b	629,231
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,675,000	b	2,982,625
CCO Holdings,
Gtd. Notes		6.63	1/31/22	1,445,000	b	1,540,731
CCO Holdings,
Gtd. Notes		8.13	4/30/20	1,350,000	b	1,424,250
Chrysler Group,
Scd. Notes		8.25	6/15/21	3,660,000	b	4,071,750
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	195,000		243,039
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	3,475,000	b	3,674,813
CSC Holdings,
Sr. Unscd. Notes		7.63	7/15/18	1,000,000	b	1,127,500
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	1,765,000	b	1,789,269
DriveTime Automotive Group,
Sr. Scd. Notes		8.00	6/1/21	1,185,000	b,c	1,070,944
Ferrellgas Partners,
Sr. Unscd. Notes		8.63	6/15/20	2,785,000	b	2,805,888
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	1,450,000	b	1,544,250
Gray Television,
Gtd. Notes		7.50	10/1/20	975,000	b	1,009,125
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	1,265,000	b,c	1,220,725
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	1,865,000	b	1,844,019

iHeartCommunications,
Sr. Scd. Notes		9.00	3/1/21	675,000	b	664,031
iHeartCommunications,
Gtd. Notes		14.00	2/1/21	1,097,668		898,716
Lear,
Gtd. Notes		8.13	3/15/20	480,000	b	506,400
MPG Holding Company,
Gtd. Notes		7.38	10/15/22	1,730,000	c	1,790,550
Neiman Marcus Group,
Gtd. Notes		8.00	10/15/21	970,000	b,c	1,030,625
Neiman Marcus Group,
Gtd. Notes		8.75	10/15/21	965,000	b,c	1,027,725
New Look Bondco I,
Sr. Scd. Notes		8.38	5/14/18	995,000	b,c	1,034,800
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	1,615,000	b	1,683,637
Ono Finance II,
Gtd. Notes		10.88	7/15/19	1,370,000	b,c	1,453,912
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	1,705,000	b,c	1,764,675
Rite Aid,
Gtd. Notes		6.75	6/15/21	1,860,000	b	1,929,750
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	390,000	b,c	429,000
Schaeffler Holding Finance,
Sr. Scd. Notes		6.75	11/15/22	610,000	c	640,500
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	3,200,000	b	3,376,000
Standard Pacific,
Gtd. Bonds		8.38	5/15/18	2,025,000	b	2,298,375
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	1,540,000	b	1,578,500
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	430,000	b,c	457,950
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	2,305,000	b,c	2,454,825
Townsquare Radio,
Gtd. Notes		9.00	4/1/19	2,485,000	b,c	2,658,950
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	970,000	b,c	1,020,925
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	1,125,000	b,c	1,136,250
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	2,585,000	b	2,798,262
						63,580,455
Consumer Staples--2.3%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	1,890,000	b,c	1,993,950
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	525,000		853,043
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	985,000	b,c	1,017,012
Post Holdings,
Gtd. Notes		7.38	2/15/22	2,035,000	b	2,040,087
RSI Home Products,
Scd. Notes		6.88	3/1/18	395,000	b,c	414,750
						6,318,842
Energy--10.5%
Bonanza Creek Energy,

Gtd. Notes	6.75	4/15/21	1,985,000	b	1,756,725
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	1,920,000	b	1,852,800
CONSOL Energy,
Gtd. Notes	8.25	4/1/20	2,893,000	b	3,012,336
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	1,755,000	b	1,722,094
EP Energy Finance,
Gtd.Notes	9.38	5/1/20	2,200,000	b	2,233,000
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	1,465,000	b	1,384,425
Halcon Resources,
Gtd. Notes	9.75	7/15/20	2,820,000	b	2,129,100
Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	1,125,000	b,c	866,250
Laredo Petroleum,
Gtd. Notes	9.50	2/15/19	2,000,000		2,000,000
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	1,250,000	b,c	1,200,000
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	790,000	b	805,800
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	1,955,000	b	1,490,687
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	990,000	b	742,500
Parker Drilling,
Gtd. Notes	6.75	7/15/22	1,265,000	b	961,400
Rex Energy,
Gtd. Notes	8.88	12/1/20	1,905,000	b	1,714,500
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	205,000	b,c	172,712
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	1,410,000	b	1,318,350
SM Energy,
Sr. Unscd. Notes	6.13	11/15/22	795,000	c	749,287
Welltec,
Sr. Scd. Notes	8.00	2/1/19	2,990,000	b,c	2,810,600
					28,922,566
Financial--15.0%
Ahern Rentals,
Scd. Notes	9.50	6/15/18	1,950,000	b,c	2,028,000
Ally Financial,
Gtd. Notes	7.50	9/15/20	1,126,000	b	1,323,050
Ally Financial,
Gtd. Notes	8.00	11/1/31	1,630,000	b	2,082,325
Ashton Woods USA/Finance,
Sr. Unscd. Notes	6.88	2/15/21	1,915,000	b,c	1,828,825
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	2,086,000	c	2,049,495
Hockey Merger Sub 2,
Sr. Unscd. Notes	7.88	10/1/21	1,175,000	b,c	1,172,063
Hub Holdings,
Sr. Unscd. Notes	8.13	7/15/19	1,915,000	b,c	1,905,425
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	3,195,000	b	3,857,962
International Lease Finance,
Sr. Unscd. Notes	8.63	1/15/22	1,255,000	b	1,560,906
International Lease Finance,
Sr. Unscd. Notes	8.88	9/1/17	1,675,000	b	1,892,750

Jurassic Holdings III,
Scd. Notes		6.88	2/15/21	2,275,000	b,c	2,127,125
Lloyds Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	d	4,314,798
Lloyds Bank,
Sub. Notes	EUR	11.88	12/16/21	690,000	d	1,005,204
Lloyds Banking Group,
Jr. Sub. Bonds		6.66	1/29/49	820,000	c,d	877,400
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	1,022,000	d	1,042,440
Lowell Group,
Sr. Scd. Notes	GBP	10.75	4/1/19	450,000		760,111
Navient,
Sr. Unscd. Notes		8.00	3/25/20	940,000	b	1,043,400
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	b	2,989,312
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	1,205,000	b,c	1,174,875
Royal Bank of Scotland
Sub. Notes		9.50	3/16/22	1,530,000	d	1,741,983
USI,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	b,c	2,307,900
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	1,930,000	c	1,937,237
						41,022,586
Health Care--13.6%
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	165,000		205,649
Auris Luxembourg II
Sr. Unscd. Bonds	EUR	8.00	1/15/23	530,000	c	660,568
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	1,775,000	b,c	1,796,078
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	3,035,000	b	3,230,378
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	b	2,033,000
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	1,615,000	b,c	1,640,234
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	b	6,263,150
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	1,405,000	b	1,478,762
Kindred Escrow Corporation II,
Sr. Scd. Notes		8.75	1/15/23	2,975,000	c	3,216,719
Kindred Healthcare,
Gtd. Notes		6.38	4/15/22	1,120,000	b,c	1,072,400
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	1,971,000	b,c	2,099,115
STHI Holding,
Scd. Notes		8.00	3/15/18	1,940,000	b,c	2,029,725
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	5,355,000	b	5,997,600
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	2,130,000	b	2,297,737
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/21	1,105,000	b,c	1,158,869
Valeant Pharmaceuticals,
Gtd. Notes		7.50	7/15/21	2,050,000	b,c	2,221,687
						37,401,671

Industrial--19.2%
AA Bond,
Scd. Notes	GBP	9.50	7/31/19	490,000		843,524
Abengoa Finance,
Gtd. Notes	EUR	8.88	2/5/18	2,585,000		3,020,072
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	2,930,000	b	2,944,650
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	1,150,000	b,c	1,115,500
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	610,000		755,124
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,625,000	b,c	1,405,625
Anna,
Sr. Unscd. Notes		7.75	10/1/22	2,735,000	b,c	2,776,025
Cemex Espana,
Sr. Scd. Notes		9.88	4/30/19	725,000	c	799,313
Cemex,
Sr. Scd. Notes		9.50	6/15/18	1,795,000	c	1,965,525
Ceridian HCM Holding,
Sr. Unscd. Notes		11.00	3/15/21	1,085,000	b,c	1,190,961
Galapagos Holding,
Sr. Scd. Bonds	EUR	7.00	6/15/22	700,000	c	783,509
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	2,015,000	b,c	1,944,475
Gates Global,
Gtd. Notes		6.00	7/15/22	1,855,000	b,c	1,785,809
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	1,890,000	b	1,984,500
JLL/Delta Dutch Newco,
Sr. Unscd. Notes		7.50	2/1/22	1,990,000	b,c	2,027,312
KLX,
Gtd. Notes		5.88	12/1/22	620,000	c	627,750
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,363,500
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	2,775,000	b	2,872,125
Mobile Mini,
Gtd. Notes		7.88	12/1/20	945,000	b	987,525
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	1,690,000	b,c	1,656,200
Navios Maritime Holdings Finance,
Sr. Scd. Notes		7.38	1/15/22	1,060,000	b,c	975,200
Navios South American Logistics,
Gtd. Notes		7.25	5/1/22	1,725,000	b,c	1,714,219
NCSG Crane Rental & Heavy Haul
Services, Scd. Notes		9.50	8/15/19	1,020,000	b,c	877,200
Nortek,
Gtd. Notes		8.50	4/15/21	1,570,000	b	1,687,750
Reliance Intermediate Holdings,
Sr. Scd. Notes		9.50	12/15/19	2,515,000	b,c	2,640,750
ServiceMaster,
Gtd. Notes		7.00	8/15/20	659,000	b	685,360
ServiceMaster,
Gtd. Notes		8.00	2/15/20	1,781,000	b	1,883,407
TransDigm,
Gtd. Notes		6.50	7/15/24	1,700,000	b	1,717,000
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	1,915,000	b	1,962,253

United Rentals North America,
Gtd. Notes		8.38	9/15/20	1,900,000	b	2,047,250
XPO Logistics,
Sr. Unscd. Notes		7.88	9/1/19	340,000	b,c	357,000
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	1,335,000	b,c	1,348,350
						52,744,763
Information Technology--7.7%
Alcatel-Lucent USA,
Gtd. Notes		6.75	11/15/20	805,000	b,c	853,703
Amkor Technology,
Sr. Unscd. Notes		6.38	10/1/22	1,305,000	b	1,265,850
Amkor Technology,
Sr. Unscd. Notes		6.63	6/1/21	185,000		184,075
CDW Finance,
Gtd. Notes		8.50	4/1/19	1,486,000	b	1,573,303
Eagle Midco,
Sr. Unscd. Notes		9.00	6/15/18	455,000	b,c	467,513
Epicor Software,
Gtd. Notes		8.63	5/1/19	2,565,000	b	2,706,075
First Data,
Scd. Notes		8.25	1/15/21	1,636,000	b,c	1,758,700
First Data,
Gtd. Notes		10.63	6/15/21	145,000	b	164,938
First Data,
Gtd. Notes		11.75	8/15/21	4,782,000	b	5,511,255
Infor Software Parent,
Gtd. Bonds		7.13	5/1/21	1,280,000	b,c	1,260,800
Infor US,
Gtd. Notes		9.38	4/1/19	2,675,000	b	2,872,281
Sophia,
Gtd. Notes		9.75	1/15/19	1,553,000	b,c	1,663,651
Sophia Holding Finance,
Gtd. Notes		9.63	12/1/18	760,000	b,c	766,650
						21,048,794
Materials--19.2%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	2,125,000	b	2,156,875
ArcelorMittal,
Sr. Unscd. Notes		10.35	6/1/19	3,323,000	b,d	4,024,984
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	2,103,345	b,c	2,082,312
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	c	2,140,000
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000		2,084,316
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	2,625,000	b,c	2,795,625
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	4,745,000	b,c	4,768,725
Dynacast International,
Scd. Notes		9.25	7/15/19	3,825,000	b	4,121,438
Eco Services,
Sr. Unscd. Notes		8.50	11/1/22	720,000	c	734,400
Edgen Murray,
Sr. Scd. Notes		8.75	11/1/20	1,109,000	b,c	1,212,969
FMG Resources (August 2006),
Gtd. Notes		8.25	11/1/19	2,030,000	b,c	1,854,913
Global Brass & Copper,

Sr. Scd. Notes	9.50	6/1/19	1,655,000	b	1,795,675
Hexion U.S. Finance,
Sr. Scd. Notes	6.63	4/15/20	190,000	b	187,150
Hexion U.S. Finance,
Sr. Scd. Notes	8.88	2/1/18	1,160,000	b	1,035,300
Hexion U.S. Finance,
Scd. Notes	9.00	11/15/20	825,000	b	598,125
Huntsman International,
Gtd. Notes	8.63	3/15/21	1,515,000	b	1,632,412
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	305,000	b,c	321,394
INEOS Finance,
Sr. Scd. Notes	8.38	2/15/19	1,225,000	b,c	1,306,156
Mercer International,
Gtd. Notes	7.75	12/1/22	1,270,000	c	1,289,050
Ply Gem Industries,
Sr. Unscd. Notes	6.50	2/1/22	435,000	c	406,725
Rentech Nitrogen Partners,
Scd. Notes	6.50	4/15/21	540,000	b,c	483,300
Reynolds Group,
Gtd. Notes	8.50	5/15/18	4,155,000	b,d	4,258,875
Reynolds Group,
Gtd. Notes	9.88	8/15/19	2,230,000	b	2,374,950
Ryerson,
Sr. Scd. Notes	9.00	10/15/17	1,970,000	b	2,029,100
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	730,000	b,c	784,750
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	1,910,000	b,c	2,053,250
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,030,000	b,c	1,156,175
Signode Industrial Group,
Sr. Unscd. Notes	6.38	5/1/22	1,700,000	b,c	1,666,000
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	1,285,000	b,c	1,256,088
					52,611,032
Telecommunications--19.1%
Alcatel-Lucent USA,
Sr. Unscd. Notes	6.45	3/15/29	2,295,000		2,203,200
Altice,
Sr. Scd. Notes	7.75	5/15/22	2,330,000	b,c	2,340,194
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	2,900,000	b	3,186,375
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	1,025,000	b	1,081,375
CommScope Holdings,
Sr. Unscd. Notes	6.63	6/1/20	1,030,000	b,c	1,066,050
CPI International,
Gtd. Notes	8.75	2/15/18	1,355,000	b,d	1,399,038
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	20,000	c	20,350
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	1,425,000	c	1,328,813
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	2,475,000	c	2,413,125
DISH DBS,
Gtd. Notes	6.75	6/1/21	950,000		1,023,625
Eileme 2,
Sr. Scd. Notes	11.63	1/31/20	2,900,000	b,c	3,262,500

Frontier Communications,
Sr. Unscd. Notes		6.88	1/15/25	445,000	b	446,113
Frontier Communications,
Sr. Unscd. Notes		7.13	1/15/23	295,000	b	301,638
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	2,180,000	b	2,447,050
Hughes Satellite Systems,
Gtd. Notes		7.63	6/15/21	2,010,000	b	2,221,050
Intelsat Luxembourg,
Gtd. Bonds		7.75	6/1/21	4,745,000	b	4,774,656
Intelsat Luxembourg,
Gtd. Notes		8.13	6/1/23	975,000	b	999,375
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,000,000	b	1,067,500
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	2,430,000	b	2,633,512
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	1,845,000	b,c	2,011,050
Sprint Capital,
Gtd. Notes		8.75	3/15/32	800,000		778,000
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	5,325,000	b	6,429,937
T-Mobile USA,
Gtd. Notes		6.63	4/28/21	1,000,000		1,030,000
T-Mobile USA,
Gtd. Notes		6.84	4/28/23	1,940,000	b	2,010,325
Wind Acquisition Finance,
Scd. Notes		7.38	4/23/21	4,000,000	b,c	3,785,200
Windstream,
Gtd. Notes		7.75	10/15/20	975,000	b	1,009,125
Windstream,
Gtd. Notes		7.75	10/1/21	950,000	b	973,750
						52,242,926
Utilities--3.8%
AES,
Sr. Unscd. Notes		9.75	4/15/16	1,421,000	b	1,555,995
Calpine,
Sr. Scd. Notes		6.00	1/15/22	965,000	b,c	1,032,550
Calpine,
Sr. Scd. Notes		7.88	1/15/23	2,095,000	b,c	2,320,213
Dynegy Finance I/II,
Sr. Scd. Notes		6.75	11/1/19	205,000	c	208,844
Dynegy Finance I/II,
Sr. Scd. Notes		7.38	11/1/22	575,000	c	585,781
Dynegy Finance I/II,
Sr. Scd. Notes		7.63	11/1/24	95,000	c	97,019
NRG Energy,
Gtd. Notes		6.25	7/15/22	1,010,000	b	1,037,775
NRG Energy,
Gtd. Notes		7.88	5/15/21	1,540,000	b	1,667,050
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	1,435,000	c	1,925,176
						10,430,403
Total Bonds and Notes
(cost $385,575,746)						384,458,821

Preferred Stocks--1.0%				Shares		Value ($)
Financial
GMAC Capital Trust I,

Ser. 2, 8.13%
(cost $2,492,932)	98,738 [d]	2,604,708
Total Investments (cost $388,068,678)	141.2%	387,063,529
Liabilities, Less Cash and Receivables	(41.2%)	(113,031,892)
Net Assets	100.0%	274,031,637

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR -- Euro
GBP -- British Pound
b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $147,458,156 or 53.8% of net assets.
d	Variable rate security--interest rate subject to periodic change.

At December 31, 2014, net unrealized depreciation on investments was $1,005,149 of which $9,457,939 related to appreciated investment sec and $10,463,088 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	140.2
Preferred Stocks	1.0
141.2

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation($)
Sales:

British Pound,
Expiring:
1/30/2015 a	1,160,000	1,819,006	1,807,557	11,449
1/30/2015 b	3,345,000	5,246,379	5,212,310	34,069

Euro,
Expiring:
1/30/2015 b	3,595,000	4,517,736	4,351,563	166,173
1/30/2015 c	3,505,000	4,400,156	4,242,622	157,534
1/30/2015 d	3,770,000	4,729,408	4,563,391	166,017

				535,242

Counterparties:

a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	384,458,821	-	384,458,821
Preferred Stocks+		2,604,708		2,604,708
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	535,242	-	535,242

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)